Retirement Plans (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Retirement Plans [Abstract]
Number of treasury stock shares held	83,125	99,315
Treasury stock held value	$ 2.2	$ 2.5